Share-based Payment - Schedule of Weighted-average Assumptions Used for Determination of Fair Values of Tandem SARs and SARs (Detail) - Stock appreciation rights and tandem stock appreciation rights [member]
	12 Months Ended
	Oct. 31, 2019 CAD ($) yr	Oct. 31, 2018 CAD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	4.50%	4.58%
Weighted-average fair value | $	$ 13.49	$ 13.39
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate%	1.48%	2.26%
Expected price volatility	13.00%	13.75%
Expected life of option	0.00	0.00
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate%	1.88%	2.34%
Expected price volatility	26.10%	28.12%
Expected life of option	4.74	4.58